SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Common Share
Net income (loss) per common share has been computed as per below, based upon weighted average common basic and dilutive shares outstanding.

	Years Ended December 31,
(Amounts in millions, except per share amounts)	2025	2024	2023
Net income (loss) per share:
Numerator
Net income (loss)	$1,591	$1,373	$2517
Less: dividends declared-common shares and unvested common shares	(335)	(334)	(288)
Undistributed earnings	1,256	1,039	2,229
Percentage allocated to common shareholders (1)	98.8%	98.8%	98.8%
	1,241	1,027	2,203
Add: dividends declared-common shareholders	331	331	285
Numerator for basic and diluted earnings per common share	$1,573	$1,358	$2,488

Denominator
Denominator for basic earnings per weighted-average common shares	41.6	42.7	41.3
Effect of dilutive securities:
Options	—	—	—
Denominator for diluted earnings per adjusted weighted-average common shares	41.6	42.7	41.3

Per common share net income (loss)
Basic	$37.80	$31.78	$60.19
Diluted	$37.80	$31.78	$60.19

(1) Basic weighted-average common shares outstanding	41.6	42.7	41.3
Basic weighted-average common shares outstanding and unvested common shares expected to vest	42.1	43.2	41.8
Percentage allocated to common shareholders	98.8%	98.8%	98.8%
(Some amounts may not reconcile due to rounding.)